February 2, 2021
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Vanguard Variable Insurance Funds (the “Trust”)
33-32216
Commissioners:
Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 26, 2021, filed pursuant to Rule 497(e), for the Growth Portfolio and the Real Estate Index Portfolio, a series of the above mentioned Trust.
Please contact me at (610) 669-7310 or (lisa_k_whittaker@vanguard.com), with any questions or comments.
Sincerely,
/s/ Lisa K. Whittaker
Lisa K. Whittaker
Associate Counsel
The Vanguard Group, Inc.
Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission